Borrowings	12 Months Ended
Jun. 30, 2022
Financial Instruments [Abstract]
Borrowings	Borrowings

Summary of facilities' terms
	Commenced	Tenor (years)	Matures	Secured	Security	Interest payment basis	Interest charge	Repayment term	Repaid
Existing
R2.5 billion revolving credit facility – sustainability linked	May 2022	Three years	May 2025[2]	Yes	Unsecured	Variable	JIBAR + 2.40%	On maturity	n/a
US$400 million facility – sustainability linked	May 2022	Three years	May 2025[2]	Yes	Unsecured	Variable		On maturity	n/a
- US$100 million term facility							SOFR + 2.85%[4]
- US$300 million revolving credit facility							SOFR + 2.70%[4]

R1.5 billion facility (green term loan)[1]	May 2022	Six years, six months	November 2028	Yes	Unsecured	Variable	JIBAR + 2.65%	Bi-annual[3]	n/a

US$24 million Westpac loan	July 2018	Four	July 2022	Yes	Cession and pledge of vehicles and machinery	Variable	LIBOR + 3.20%	Quarterly instalments	n/a

[1] This facility can only be drawn down from November 2022.
[2]    Does not take into account the two extension options of 12 months each.
[3]    Ten equal bi-annual instalments starting from May 2024 with the final instalment on maturity.
[4]    Secured Overnight Financing Rate. The SOFR is a secured interbank overnight interest rate that has been established as an alternative to LIBOR. Please refer to note 39 for more detail.

Borrowings continued
Summary of facilities' terms continued
	Commenced	Tenor (years)	Matures	Secured	Security	Interest payment basis	Interest charge	Repayment term	Repaid

Matured
R2 billion facility	November 2018	Four years	November 2022	Yes	Cession and pledge of operating subsidiaries' shares and claims	Variable			May 2022
- R600 million term loan							JIBAR + 2.9%	Eight equal quarterly instalments starting from February 2021 with the final instalment on maturity
- R1.4 billion revolving credit facility							JIBAR + 2.8%	On maturity

US$400 million facility	September 2019	Three years	September 2023[5]	Yes	Cession and pledge of operating subsidiaries' shares and claims	Variable		On maturity	May 2022
- US$200 million revolving credit facility		Extendable by one year					LIBOR + 2.9%
- US$200 million term loan							LIBOR + 3.1%

[5] The syndicate of lenders for the US$400 million facility agreed to the one-year extension during July 2020, extending the maturity date to September 2023.
Borrowings continued
Refinancing of facilities
During May 2022, Harmony refinanced its facilities, replacing its existing R2 billion and US$400 million facility with the following facilities held with a syndicate of local and international lenders:
•R2.5 billion revolving credit facility (Rand RCF)
•US$100 million term facility (US$ term loan)
•US$300 million revolving credit facility (US$ RCF)
•R1.5 billion green term loan (Green loan)

The Green loan can only be used for eligible renewable energy projects as defined in the agreement.

The Rand RCF, US$ RCF and US$ term loans are linked to certain sustainability-linked key performance indicators (ESG KPIs), which will be measured annually for the next three financial years and will result in changes to interest rate margins. The adjustments to interest rate margins for each financial year's ESG performance would impact the following financial year. The respective ESG KPIs are as follows:

KPI	Unit of measurement	Scope	Sustainability performance targets
			FY23	FY24	FY25
Greenhouse gas emissions	000 tonnes of Scope 1 and Scope 2 CO2e emissions	All operations	4 485	4 279	4 074
Renewable energy	Renewable energy consumption as % of total electricity consumed	SA operations	2%	8%	20%
Water consumption	Potable water consumed (Mℓ)	SA operations	20 453	19 833	19 436

Depending on Harmony's performance in relation to these ESG KPIs, the potential change in interest rate margin is as follows:

Cumulative benefit/penalty for each financial year (basis points)	FY23	FY24	FY25
KPI
Greenhouse gas emissions	1	2	3
Renewable energy	1	2	3
Water consumption	1	2	3

Debt covenants
The debt covenant tests for both the Rand and US dollar facilities are as follows:
•The group's interest cover ratio shall be more than five times (EBITDA1/ Total interest paid)
•Leverage[2] shall not be more than 2.5 times.

[1]Earnings before interest, taxes, depreciation and amortisation (EBITDA), as defined in the agreement, excludes unusual items such as impairment and restructuring cost.
[2]Leverage is defined as total net debt to EBITDA.

During the refinancing process, the tangible net worth to total net debt ratio that was relevant to the previous facilities has been removed as a debt covenant, while the interest cover and leverage ratios remained unchanged.

Loan covenants tests were performed for both the old and new loan facilities for the 2022 and 2021 financial years and no breaches were noted. For the 2022 financial year, the group's interest cover ratio was 43.4 times (2021: 42.8 times), while the group's leverage was 0.1 (2021: 0.1). As mentioned above, the tangible net worth to total net debt ratio was removed as a loan covenant during the current financial year (2021: 57.8). Management believes that it is very likely that the covenant requirements will be met in the foreseeable future given the current earnings and debt levels.
The cash flows from the refinancing process were directed by Harmony and are therefore reflected in the cash flow statement. The transaction costs of R172 million are included as part of the interest paid line in the cash flow statement.
32 Borrowings continued
Interest-bearing borrowings

	SA Rand
Figures in million	2022	2021
Non-current borrowings
R2 billion facility	—	153
Balance at beginning of year	153	1 351
Repayments	(450)	(1 050)
Transferred (to)/from current liabilities	300	(150)
Amortisation of issue cost	(3)	2

Westpac fleet loan	—	22
Balance at beginning of year	22	132
Repayments	(94)	(96)
Transferred from current liabilities	62	18
Translation	10	(32)

R2.5 billion facility – sustainability linked	—	—
Balance at beginning of year	—	—
Issue costs	(26)	—
Reclassification to prepayments (Trade receivables)	26	—

R1.5 billion term facility (Green loan)	—	—
Balance at beginning of year	—	—
Issue costs	(15)	—
Reclassification to prepayments (Trade receivables)	15	—

US$400 million facility – sustainability linked	3 180	—
Balance at beginning of year	—	—
Draw down	3 057	—
Issue cost	(76)	—
Amortisation of issue costs	1	—
Translation	198	—

US$400 million facility	—	2 799
Balance at beginning of year	2 799	5 980
Issue cost	—	(11)
Repayments	(3 057)	(2 347)
Amortisation of issue costs	55	39
Translation	203	(862)

Total non-current borrowings	3 180	2 974

	SA Rand
Figures in million	2022	2021
Current borrowings
R2 billion facility	—	300
Balance at beginning of year	300	150
Transferred (to)/from non-current liabilities	(300)	150
Westpac fleet loan	25	87
Balance at beginning of year	87	105
Transferred to non-current liabilities	(62)	(18)

Total current borrowings	25	387
Total interest-bearing borrowings	3 205	3 361
32    Borrowings continued
Interest-bearing borrowings continued

	SA Rand
Figures in million	2022	2021
The maturity of borrowings is as follows:
Current	25	387
Between one to two years	—	175
Between two to three years	3 180	2 799
	3 205	3 361

SA Rand
Figures in million	2022	2021
Undrawn committed borrowing facilities
Expiring within one year	—	—
Expiring after one year	7 254	4 254
	7 254	4 254

	2022	2021
Effective interest rates (%)
R2 billion facility	6.7	6.6
Westpac fleet loan	3.4	3.4
US$400 million facility	3.4	4.0
US$400 million – sustainability linked	4.3	—